INCOME TAXES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
INCOME TAXES

20.	INCOME TAXES

As the Company operates in the legal cannabis industry, certain subsidiaries of the Company are subject to the limits of Internal Revenue Code (“IRC”) Section 280E for U.S. federal income tax purposes. Under IRC Section 280E, these subsidiaries are generally only allowed to deduct expenses directly related to cost of goods sold. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under IRC Section 280E. Therefore, the effective tax rate can be highly variable and may not necessarily correlate with pre-tax income or loss recognized for financial reporting purposes.

The Company is treated as a U.S. corporation for U.S. federal income tax purposes under IRC Section 7874 and is subject to U.S. federal income tax on its worldwide income. However, for Canadian tax purposes, the Company, regardless of any application of IRC Section 7874, is treated as a Canadian resident company for Canadian income tax purposes as defined in the Income Tax Act (Canada). As a result, the Company is subject to taxation both in Canada and the United States. Notwithstanding the foregoing, it is management’s expectation that the Company’s activities will be conducted in such a manner that income from operations will not be subjected to double taxation. The Company is also subject to state income taxation in various state jurisdictions in the United States. The Company’s income tax is accounted for in accordance with IAS 12 - Income Taxes.

For the year ended December 31, 2024, the two months ended December 31, 2023, and the years ended October 31, 2023 and 2022, income tax expense consisted of:

	Year ended December 31, 2024	Two months ended December 31, 2024	Year ended October 31, 2023	Year ended October 31, 2022
	$	$	$	$
Current expense:
Federal	2,016,441	122,715	498,435	217,571
State	493,207	29,933	68,861	27,787
Adjustment to prior years provision versus statutory tax returns	-	6,827	273,994	-
Total current expense:	2,509,648	159,475	841,290	245,358
Deferred expense (benefit):
Federal	(635,630)	184,510	(1,354,696)	(990,452)
State	(178,193)	39,554	(389,828)	(350,374)
Change in unrecognized deductible temporary differences	-	-	1,274,166	1,340,826
Total deferred (benefit):	(813,823)	224,064	(470,358	-
Total income tax expense:	1,695,825	383,539	370,932	245,359

The difference between the income tax expense and the expected income taxes based on the statutory tax rate applied to income (loss) before income tax are as follows:

	Year ended December 31, 2024	Two months ended December 31, 2023	Year ended October 31, 2023	Year ended October 31, 2022
	$	$	$	$
Gain (Loss) from operations before taxes	(9,000,969)	1,055,966	(291,388)	665,309
Statutory tax rates	21.00%	27.37%	24.46%	27.25%
Expected income tax (recovery)	(1,890,203)	289,056	(71,275)	181,297
Change in statutory tax rates and FX rates	-	(2,030)	21,890	92,662
Share based compensation	(984,840)	-	-	-
State taxes, net of federal benefit	(354,760)	-	-	-
Nondeductible expenses	2,884,520	(180,803)	1,069,536	38,802)
Deferral adjustments	961,728	224,064	(1,189,931)	(1,374,372)
Change in unrecognized deductible temporary differences	-	-	1,274,166	1,340,826
Net operating loss	-	46,425	(1,323,949)	-
Fiscal year to calendar year adjustment	-	-	(316,501)	(33,856)
Adjustment to prior years provision versus statutory tax returns	-	6,827	273,994	-
Uncertain tax position	1,079,380	-	-	-
Total income tax expense:	1,695,825	383,539	370,932	245,358

The following tax assets arising from temporary differences and non-capital losses have been recognized in the consolidated financial statements for the year ended December 31, 2024, the two months ended December 31, 2023, and the years ended October 31, 2023, and 2022:

	Year ended December 31, 2024	Two months ended December 31, 2024	Year ended October 31, 2023
	$	$	$
Property, plant and equipment	321,968	8,061	127,305
Allowance for doubtful accounts	137,096	-	-
Inventory	-	129,573	127,846
ROU Leases	249,862	(168,327)	(108,206)
Net Operating Loss Carryforward (federal)	-	274,831	318,614
Net Operating Loss Carryforward (state)	-	2,156	4,799
Deferred tax liabilities:	-	-	-
Inventory	(458,306)	-	-
ROU assets	-	-	-
Net deferred tax assets:	250,620	246,294	470,358

$
Uncertain tax position inclusive of penalties and interest:
Balance - December 31, and October 31, 2023	-
Additions based on tax positions related to the current year	1,038,002
Interest and penalties recorded in income tax expense	41,378
Balance - December 31, 2024	1,079,380

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred income tax liabilities result primarily from amounts not deductible for accounting purposes until future periods. Deferred income tax assets result primarily from operating tax loss carry forwards and temporary differences related to property, plant and equipment and inventory, and have been offset against deferred income tax liabilities. As of December 31, 2024, the Company has estimated Canadian non-capital losses of CAD$9,000,490. These Canadian non-capital losses are available to be carried forward, to be applied against Grown Rogue International Inc.’s taxable income earned in Canada over the next 20 years and expire between 2031 and 2043. The deferred tax benefit of these Canadian tax losses has not been set up as an asset as it is not probable that sufficient taxable profits will be available for Canadian tax purposes to realize the carryforward of unused tax losses. Additionally, the deferred tax benefit of capitalized transaction costs and startup costs have not been setup as a deferred tax benefit asset since it is not probable that sufficient taxable profits will be available for U.S. tax purposes to realize these deductible temporary differences.

The Company operates in various United States state tax jurisdictions and is subject to examination of its income tax returns by tax authorities in those jurisdictions who may challenge any item on these returns. Because the tax matters challenged by tax authorities are typically complex, the ultimate outcome of these challenges is uncertain. In accordance with IAS 12, the Company recognizes the benefits of uncertain tax positions in our financial statements only after determining that it is more likely than not that the uncertain tax positions will be sustained upon examination. The Company evaluates uncertain tax positions on a quarterly basis and adjusts the level of the liability to reflect any subsequent changes in the relevant facts surrounding the uncertain positions. The measurement of the uncertain tax position is based on the largest benefit amount to be realized upon settlement of the matter. If payment ultimately proves to be unnecessary, the reversal of the liabilities would result in tax benefits being recognized in the period when the Company determines the liabilities are no longer necessary. If the Company’s estimate of tax liabilities proves to be less than the ultimate assessment, a further charge to income tax expense may result.

As at December 31, 2024, the Company recorded an uncertain tax liability of $1,079,380 for uncertain tax positions primarily related to the treatment of certain transactions and deductions under IRC Section 280E based on legal interpretations that challenge the Company’s tax liability under IRC Section 280E. These uncertain tax positions, inclusive of penalties and interest, are included in uncertain tax position liabilities on the consolidated statements of financial position. As at December 31, 2023 and October 31, 2023, the Company did not record an accrual for uncertain tax positions.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in the provision for income taxes. There are no positions for which it is reasonably possible that the uncertain tax benefit will significantly increase or decrease within twelve months. The Company files income tax returns in the United States, including various state jurisdictions, and in Canada, which remain open to examination by the respective jurisdictions for the 2018 tax year to the present.

U.S. Federal and state tax laws impose restrictions on net operating loss carryforwards in the event of a change in ownership of the Company, as defined by the IRC Section 382. The Company does not believe that a change in ownership, as defined by IRC Section 382, has occurred but a formal study has not been completed.